March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock Short Duration Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Short Duration Municipal Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.4%
Alabama Federal Aid Highway Finance Authority, RB, Series A, 5.00%, 09/01/34	$1,500	$ 1,712,236
Black Belt Energy Gas District, RB
Series A, 5.00%, 09/01/25	150	150,762
Series A, 5.00%, 09/01/26	250	254,297
Series A, 5.00%, 09/01/27	225	230,968
Series A, 5.00%, 09/01/28	260	269,034
Series A, 5.00%, 09/01/29	250	260,951
Series A, 5.00%, 09/01/30	350	368,761
Series A, 5.25%, 01/01/54(a)	2,000	2,115,557
Series C-1, 5.25%, 02/01/53(a)	3,570	3,745,789
Series D, 5.00%, 11/01/31	2,825	2,997,843
Series F, 5.25%, 12/01/26	5,140	5,267,193
Black Belt Energy Gas District, Refunding RB, Series D2, 4.32%, 07/01/52(a)	2,650	2,683,619
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,328,799
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	102,175
Series B, 5.00%, 06/01/27	115	118,101
Series B, 5.00%, 12/01/27	100	103,169
Series B, 5.00%, 06/01/28	240	248,664
Series B, 5.00%, 12/01/28	250	260,135
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 06/01/30	150	155,998
Series A, 5.00%, 06/01/31	245	254,999
Series A, 5.25%, 01/01/54(a)	10,700	11,181,119
Series A-1, 5.00%, 12/01/26	1,000	1,018,955
Series B, 5.00%, 01/01/54(a)	10,000	10,492,456
Series B, 5.25%, 03/01/55(a)	6,095	6,393,072
		51,714,652
Arizona — 2.8%
Arizona Health Facilities Authority, RB(a)
Series B, 3.12%, 11/04/25(b)	195	192,109
Series B, 3.12%, 01/01/46	4,780	4,769,217
Chandler Industrial Development Authority, RB(a)
AMT, 4.00%, 06/01/49	3,300	3,302,062
Series 2, AMT, 5.00%, 09/01/52	2,925	2,996,267
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,577,330
		12,836,985
California — 3.2%
California Community Choice Financing Authority, RB
Sustainability Bonds, 4.87%, 12/01/53(a)	7,000	7,094,936
Series B, Sustainability Bonds, 5.00%, 12/01/29	1,000	1,051,692
Series B, Sustainability Bonds, 5.00%, 12/01/30	1,000	1,055,382
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(c)	4,410	4,404,487
City of Los Angeles Department of Airports, RB, 05/15/34(d)	1,000	1,068,392
		14,674,889
Colorado(a) — 2.2%
Colorado Health Facilities Authority, RB
Series A, 5.00%, 11/15/59	4,900	5,274,220
Series B-2, 5.00%, 08/01/49	4,715	4,800,940
		10,075,160
Security	Par (000)	Value
District of Columbia — 0.2%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	$865	$ 886,179
Florida — 3.4%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,021,758
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.00%, 09/01/26	500	512,904
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,407,269
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,546
Mid-Bay Bridge Authority, Refunding RB, Series C, 5.00%, 10/01/30	665	670,925
School District of Broward County, Refunding COP
Series A, 5.00%, 07/01/28	4,975	4,997,720
Series A, 5.00%, 07/01/30	4,525	4,543,084
		15,564,206
Georgia — 4.3%
Development Authority of Burke County, RB, 3.38%, 11/01/48(a)	145	145,207
Development Authority of Burke County, Refunding RB, 3.60%, 01/01/40(a)	2,500	2,520,383
Gainesville & Hall County Hospital Authority, RB, 5.00%, 10/15/30	940	1,023,609
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,253,250
Series B, 5.00%, 07/01/53	10,045	10,551,786
		19,494,235
Guam — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,525,494
Illinois — 1.8%
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/26	575	580,698
Illinois Finance Authority, Refunding RB, Series B, 3.57%, 05/01/42(a)	1,000	1,000,672
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	321,016
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	269,730
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	385,891
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	410,335
Rock Island County School District No. 41 Rock Island/Milan, GO
Series A, (AGC), 5.00%, 01/01/31	250	271,083
Series A, (AGC), 5.00%, 01/01/32	225	245,559
State of Illinois, GO
Series B, 5.00%, 05/01/25	2,020	2,022,884
Series D, 5.00%, 11/01/28	2,380	2,471,935
		7,979,803
Indiana(a) — 1.5%
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44	5,010	5,074,567
Indiana Finance Authority, RB, AMT, 3.85%, 05/01/28	1,800	1,788,875
		6,863,442

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Short Duration Municipal Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kansas — 4.0%
City of Burlington Kansas, Refunding RB, Series A, VRDN, 3.17%, 04/07/25(e)	$18,000	$ 18,000,000
Kentucky — 4.0%
Kentucky Public Energy Authority, Refunding RB
Series A, 5.25%, 06/01/55(a)	5,000	5,285,018
Series B, 5.00%, 02/01/28	575	594,160
Series B, 5.00%, 02/01/29	650	676,254
Series B, 5.00%, 02/01/30	550	574,819
Series B, 5.00%, 02/01/31	1,445	1,518,923
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,317,251
Series B, (SAP), 5.00%, 11/01/25	630	638,917
Louisville/Jefferson County Metropolitan Government, Refunding RB, 5.00%, 10/01/30	3,340	3,407,937
		18,013,279
Louisiana — 7.7%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(a)(c)	10,000	10,067,656
Parish of St. James Louisiana, RB, Series A-1, VRDN, 3.10%, 04/07/25(e)	24,700	24,700,000
		34,767,656
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/45(a)	2,000	2,191,788
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, 3.85%, 07/01/34	3,435	3,385,992
		5,577,780
Massachusetts — 0.9%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,018,273
Series B, AMT, 5.00%, 07/01/26	1,250	1,272,981
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	518,116
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,250	1,260,324
		4,069,694
Michigan — 2.2%
Michigan Finance Authority, Refunding RB, 3.62%, 04/15/47(a)	3,150	3,126,902
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	640	640,000
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,231,813
		9,998,715
Minnesota — 0.1%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.00%, 07/01/28	500	502,175
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 5.00%, 05/01/30	500	543,499
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,366,808
		4,910,307
Security	Par (000)	Value
Nevada(a) — 2.4%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	$3,725	$ 3,761,022
Series C3, 4.13%, 03/01/36	2,000	2,019,122
Series F, 4.13%, 03/01/36	5,030	5,082,210
		10,862,354
New Jersey — 7.0%
Jersey City Municipal Utilities Authority, RB, Series A, 5.00%, 05/01/25	2,350	2,351,456
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	1,000	1,073,400
5.00%, 11/01/29	1,050	1,131,752
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,960,998
Series RRR, 5.00%, 03/01/28	6,000	6,358,681
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,099,619
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(b)	1,425	1,530,956
Series BB, 5.00%, 06/15/29	1,570	1,667,913
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/25	1,875	1,882,449
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/30	1,355	1,418,026
		31,475,250
New Mexico(a) — 1.3%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40	5,000	5,012,119
New Mexico Mortgage Finance Authority, RB, M/F Housing, (HUD SECT 8), 5.00%, 02/01/42	1,030	1,033,567
		6,045,686
New York — 9.9%
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/25	200	202,194
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/34	2,500	2,761,332
Series D, 5.00%, 11/15/27	4,630	4,760,717
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	4,993,545
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,010,505
New York City Transitional Finance Authority, RB, Series H-1, Subordinate, 11/01/34(d)	1,015	1,141,280
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/34	4,480	4,511,351
New York State Housing Finance Agency, RB, M/F Housing(a)
3.60%, 11/01/44	2,500	2,481,447
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,058,185
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/30	995	995,438
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,742,562
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,010	1,019,821
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,040,728
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Short Duration Municipal Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing, AMT, Sustainability Bonds, 0.88%, 04/01/25	$1,710	$ 1,710,000
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	507,419
5.00%, 06/01/31	975	1,048,259
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 3.97%, 04/01/26(a)	7,500	7,488,204
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,075,128
		44,548,115
North Carolina — 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.75%, 12/01/27(a)	5,000	4,994,946
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.38%, 07/01/48(a)	655	655,000
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	265,710
		5,915,656
Ohio — 2.3%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30(a)	4,120	4,163,012
Series A, AMT, 3.75%, 01/01/29	3,000	2,987,627
Series A, AMT, 4.25%, 11/01/39(a)	3,385	3,421,613
		10,572,252
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	468,467
Oregon — 1.4%
Oregon State Facilities Authority, Refunding RB, Series B, 5.00%, 06/01/30	2,515	2,687,304
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	1,520	1,532,233
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,677,345
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	382,283
		6,279,165
Pennsylvania — 4.5%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 3.45%, 11/15/26(a)	3,850	3,842,462
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,046,959
Montgomery County Higher Education and Health Authority, Refunding RB
5.00%, 09/01/28	1,850	1,938,474
5.00%, 05/01/34	1,125	1,205,700
Pennsylvania Economic Development Financing Authority, RB, Series B-1, AMT, 4.15%, 04/01/49(a)	2,280	2,279,250
Pennsylvania Economic Development Financing Authority, Refunding RB(a)(d)
12/01/30	1,035	1,026,973
03/15/60	4,525	4,906,070
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	$1,925	$ 1,995,798
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,459,868
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	797,772
		20,499,326
South Carolina — 0.9%
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/29	525	566,707
Series A, 5.00%, 12/01/30	635	692,662
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/28	1,045	1,048,415
Series A, 5.00%, 12/01/34	1,500	1,673,604
		3,981,388
Tennessee — 0.6%
Johnson City Health & Educational Facilities Board, Refunding RB, Series A, 5.00%, 07/01/25	1,000	1,004,011
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.50%, 01/01/56(a)	1,750	1,750,358
		2,754,369
Texas — 9.8%
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.00%, 08/01/29	550	577,511
Series A, AMT, 1st Lien, 5.00%, 08/01/30	800	843,511
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.25%, 07/15/33	2,500	2,623,417
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,019,488
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,581,944
Class C, 5.00%, 07/01/54	5,000	5,326,255
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,300	1,300,439
Series B-2, 4.00%, 06/01/30	1,850	1,850,459
AMT, 4.25%, 05/01/30	1,145	1,171,379
North Texas Tollway Authority, Refunding RB
(AGC), 0.00%, 01/01/31(f)	2,025	1,633,209
Series A, 5.00%, 01/01/27	6,000	6,225,598
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,066,133
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	451,716
5.00%, 10/01/29	450	477,515
5.00%, 10/01/30	950	1,016,620
Series B, 5.00%, 07/01/25	1,125	1,130,204
Series B, 5.00%, 07/01/27	555	578,151
Series B, 5.00%, 07/01/30	3,925	4,243,184
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,329,875

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Short Duration Municipal Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB (continued)
5.00%, 12/15/29	$3,785	$ 3,953,032
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 3.70%, 09/15/27(a)	1,995	1,973,911
		44,373,551
Virginia — 0.3%
Louisa Industrial Development Authority, RB, Series C, 3.80%, 11/01/35(a)	1,150	1,165,259
Washington — 1.8%
State of Washington, GO, Series A, (XLCA), 0.00%, 12/01/28(f)	1,000	892,732
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/25	990	997,594
Series B, 5.00%, 08/01/49(a)	2,255	2,257,884
Series B-3, 5.00%, 08/01/49(a)	3,730	3,793,365
		7,941,575
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(c)	1,000	1,014,423
Total Long-Term Investments — 96.4% (Cost: $432,355,229)		436,351,487
Short-Term Securities
Commercial Paper — 1.1%
El Paso TX Water & Sewer Revenue, 3.05%, 06/20/25	5,000	4,999,983

Security	Shares	Value
Money Market Funds — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.87%(g)(h)	14,281,962	$ 14,283,391
Total Short-Term Securities — 4.3% (Cost: $19,283,391)		19,283,374
Total Investments — 100.7% (Cost: $451,638,620)		455,634,861
Liabilities in Excess of Other Assets — (0.7)%		(3,191,132)
Net Assets — 100.0%		$ 452,443,729

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 84,866	$ 14,198,525 (a)	$ —	$ —	$ —	$ 14,283,391	14,281,962	$ 215,601	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Short Duration Municipal Fund
(formerly known as BlackRock Short-Term Municipal Fund)

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 436,351,487	$ —	$ 436,351,487
Short-Term Securities
Commercial Paper	—	4,999,983	—	4,999,983
Money Market Funds	14,283,391	—	—	14,283,391
	$14,283,391	$441,351,470	$—	$455,634,861

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAP	Subject to Appropriations
SAW	State Aid Withholding
VRDN	Variable Rate Demand Note